Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [abstract]
Schedule of Non-current Assets, Excluding Financial and Deferred Income Tax Assets by Geographic Area
Overview of
non-current
assets, excluding financial and deferred income tax assets, by geographic area:

in CHF thousands	Switzerland		Iceland		Others		Total
	2022	2021	2022	2021	2022	2021	2022	2021

Intangible assets	12,206	8,724	—	—	—	—	12,206	8,724
Property, plant & equipment	24	29	338	400	3	2	365	431
Right-of-use assets	—	52	758	803	—	—	758	855

Total	12,230	8,805	1,096	1,203	3	2	13,329	10,010